MINERAL PROPERTIES	12 Months Ended
Dec. 31, 2015
MINERAL PROPERTIES [Text Block]
6.	MINERAL PROPERTIES

	December 31,	December 31,	December 31,
	2015	2014	2013

Acquisition costs	$1,607,729	$1,607,729	$1,607,729
Asset retirement obligation (Note 7)	8,133	8,133	131,133
Option payments received	(881,440)	(881,440)	(881,440)
Total	$734,422	$734,422	$857,422

Kibi, Kwabeng and Pameng Projects

The Company holds an individual mining lease over the lease area of each of the Kibi Project, the Kwabeng Project and the Pameng Project, all of which are located in Ghana. The mining leases for the Kwabeng and Pameng Projects grant the Company mining rights to produce gold in the respective lease areas until July 26, 2019. We have applied for a 15 year extension/renewal of our Kibi Project (formerly known as the Apapam Project) which expired December 17, 2015. The extension is in accordance with the terms of application and payment of fees to the Minerals Commission of Ghana (“Mincom”). All gold production will be subject to a production royalty of the net smelter returns (“NSR”) payable to theGovernment of Ghana.

Banso and Muoso Projects

During the year ended December 31, 2010, the Company made an application to Mincom to convert a single prospecting license (“PL”) securing its interest in the Banso and Muoso Projects located in Ghana to a mining lease covering the lease area of each of these Projects. This application was approved by Mincom who subsequently made recommendation to the Minister of Lands, Forestry and Mines to grant an individual mining lease for each Project. Subsequent to the year ended December 31, 2010, the Government of Ghana granted two mining leases for these Projects dated January 6, 2011. These mining leases grant the Company mining rights to produce gold in the respective lease areas until January 5, 2025 with respect to the Banso Project and until January 5, 2024 with respect to the Muoso Project. These mining leases supersede the PL previously granted to the Company. Among other things, both mining leases require that the Company (i) pay the Government of Ghana a fee of $30,000 in consideration of granting of each lease (paid in the March 2011 quarter); (ii) pay annual ground rent of GH¢260.00 (USD$167) for the Banso Project and GH¢280.00 (USD$180) for the Muoso Project; (iii) commence commercial production of gold within two years from the date of the mining leases; and (iv) pay a production royalty to the Government of Ghana. The Company has filed for the necessary permits to commence work on the project. The permits were approved and work has commenced on the properties.

The Company executed a letter of intent (“LOI”) with Buccaneer Gold Corp. (“Buccaneer”), formerly Verbina ResourcesInc., a company related by two directors in common, on July 21, 2010 whereby Buccaneer could acquire an undivided 55% interest in the Company’s interest in the mineral rights of the Company’s Banso and Muoso concessions (“Concessions”). On January 21, 2011, the terms of the agreement were amended.

Pursuant to the 2011 LOI, Buccaneer can acquire a 55% legal and beneficial interest in the Company’s interest in the mineral rights of the Concessions (the “ 55% Interest”) pursuant to the following terms: Buccaneer shall (i) provide the Company, by February 28, 2011, with notice of its satisfactory completion of due diligence of the Concessions (provided on January 21, 2011), and receipt of regulatory acceptance by the TSX Venture Exchange of the 2011 LOI (received on February 16, 2011) (the “Effective Date”); (ii) make a cash payment to the Company of $425,000 consisting of $100,000 upon the Effective Date and $325,000 within 90 days of the Effective Date (received); (iii) issue 1,000,000 fully paid and non-assessable common shares of Buccaneer to the Company upon the Effective Date (issued in the March 2011 quarter); (iv) incur a total of $4,425,000 in exploration expenditures on the Concessions within five (5) years of the Effective Date with $500,000 to be incurred in the first year (completed) from the Effective Date and $1,000,000 in each year thereafter, except that in the final year the exploration expenditures shall be a minimum of $925,000 ; and (v) pay to the Company $300,000 in connection with a Versatile Time-domain Electromagnetic (“VTEM”), Magnetic and Radiometric survey to be flown over the Concessions by the Company, which payment shall be credited toward the $500,000 in exploration expenditures referred to above in subparagraph (iv). In 2013, Buccaneer ceased all activity at the Concession. At the time and in certain disclosures thereafter, the Company reported that it granted Buccaneer a two year extension to complete its obligation to incur the $4,425,000 in exploration expenditures. The Company further reported that Buccaneer had acquired a 55% interest in the alluvial rights relating to the Banso and Muoso projects by making a payment of $50,000 to the Company. The Company has been unable to locate any record of any such extension agreement or alluvial sales agreement or payment in respect thereof, and questions the validity/existence of the same. The circumstances of the reported extension and alluvial sales agreement, and disclosure made by the Company of same, are now under a review by the Company.

Additionally, the Company reported on July 24, 2015, that Buccaneer filed an action in the Ontario Superior Court of Justice against the Company and Mark McGinnis (the “Action”). In the Action, Buccaneer alleges that in July, 2010, Buccaneer and the Company entered into a letter of intent to option the Company’s Banso and Muoso prospecting licenses in Ghana leading to a joint venture between the parties. Buccaneer also alleges that pursuant to the said joint venture, Buccaneer acquired an immediate 55% undivided interest in the alluvial mining rights of the Company’s Banso and Muoso Concessions (the “Concessions”) at the time of the agreement was reached and paid $50,000 for those rights. The Action claims against the defendants damages for breach of contract and breach of fiduciary duty and for an accounting of profits from the sale of alluvial gold recovered from the Concessions. Buccaneer seeks damages in the amount of $5,000,000 plus further amounts and costs to be determined at trial.

The Company believes the claims in the Action are without merit and will vigorously defend the unfounded claims in the event they are raised in an appropriate forum. It is the Company’s position that the matters in issue in the Action are subject to an arbitration agreement and that the Action is not properly before the Ontario court and the Company intends to seek an order of the Ontario Superior Court of Justice staying the Action. In respect of the allegation in the Action by Buccaneer that it acquired an immediate 55% interest in the alluvial rights to the Concessions, the Company has been unable to locate any record of such alluvial sales agreement or payment in respect thereof, and questions the validity/existence of the same. The Company is reviewing the circumstances of the disclosure made by the Company in respect of an alleged agreement relating to alluvial rights to the Concessions.

Mining lease and prospecting license commitments

The Company is committed to expend, from time to time fees payable (a) to the Minerals Commission for: (i) an extension of an expiry date of a prospecting license (currently $15,000 for each occurrence); (ii) a grant of a mining lease (currently $100,000); (iii) an extension of a mining lease (currently $100,000); (iv) annual operating permits; and (v) the conversion of a reconnaissance license to a prospecting license (currently $20,000); (b) to the Environmental Protection Agency (“EPA”)(of Ghana) for: (i) processing and certificate fees with respect to EPA permits; (ii) the issuance of permits before the commencement of any work at a particular concession; or (iii) the posting of a bond in connection with any mining operations undertaken by the Company; (c) for a legal obligation associated with our mineral properties for clean up costs when work programs are completed; and (d) an aggregate of less than $500 in connection with annual ground rent and mining permits to enter upon and gain access to the areas covered by the Company’s mining leases and future reconnaissance and prospecting licenses and such other financial commitments arising out of any approved exploration programs in connection therewith.